                                      UAM Funds

                                      Annual Report


    -----------------------------
     FMA Small Company Portfolio
--------------------------------------------------------------------------------
                                       October 31, 1998












                                       UAM

UAM FUNDS                            FMA SMALL COMPANY PORTFOLIO
                                     OCTOBER 31, 1998
-------------------------------------------------------------------------------

                               TABLE OF CONTENTS

-------------------------------------------------------------------------------

Shareholders' Letter........................................................   1
Performance Comparison......................................................   2
Portfolio of Investments....................................................   3
Statement of Assets and Liabilities.........................................   6
Statement of Operations.....................................................   7
Statement of Changes in Net Assets..........................................   8
Financial Highlights........................................................   9
Notes to Financial Statements...............................................  11
Report of Independent Accountants...........................................  17


-------------------------------------------------------------------------------

UAM FUNDS                                           FMA SMALL COMPANY PORTFOLIO

-------------------------------------------------------------------------------


Dear Shareholder:

  The fiscal year ending October 31, 1998 marked one of the most challenging investment environments in the small cap market since the inception of the FMA Small Company Portfolio in 1991. Global economic uncertainty and investor concern that a slowdown in corporate profits would ensue led small cap equity valuations lower. For the fiscal year ending October 31, 1998, the small cap market as measured by the Russell 2000 Index declined 11.84%. While the FMA Small Company Portfolio did not escape unscathed, the Portfolio declined 2.10% for the Institutional Class shares and 2.49% for the Institutional Service Class shares for the period, outperforming the Russell 2000 by 9.74% and 9.35%, respectively.

  The disparate returns of securities based on market capitalization continued in the fiscal year ending October 31, 1998. While the Russell 2000 recorded a decline in value of 11.84%, the Standard & Poor's 500 Index recorded a gain of 22.01% for the fiscal year. In our opinion, this performance gap has created an outstanding opportunity for small cap investors. We believe that small cap equities are in a favorable position given the historically wide difference in valuation between small and large cap securities. In addition, research suggests that small cap securities typically outperform their large cap counterparts in periods following a discount rate cut as well as in periods following a dramatic decline in peak to trough performance like the one witnessed from April through October of 1998.

  The FMA Small Company Portfolio invests a portion of its assets centered on themes developed by our investment team. Currently, the portfolio is invested to take advantage of the central themes of consumer prosperity, consolidation across several industries, the trend toward outsourcing products and services and the rebirth of infrastructure spending with the recent passage of the Highway Bill. In conjunction with these themes is our primary belief that earnings growth will slow. As a result, portfolio positioning will be directed towards those industries and companies with more predictable, domestic-based earnings. We will also continue to emphasize companies with strong value characteristics combined with healthy balance sheets, improving cash flow and a seasoned management team.

  In the upcoming year, we anticipate an improved environment for small cap equities, particularly those with relatively good earnings visibility. We remain committed to achieving a superior performance record for the FMA Small Company Portfolio and are confident our process and strategy will bring continued success.

Yours truly,

Kathryn A. Vorisek
Vice President and Portfolio Manager

The investment results presented in the Adviser's letter represent past performance and should not be construed as a guarantee of future results. If the Adviser did not have temporary fee waivers, total return for the Portfolio would have been lower. The investment return and principal value of an investment will fluctuate so that an investor's shares, when redeemed, may be worth more or less than their original cost. Since the Portfolio is actively managed, its holdings are subject to change.

                      DEFINITION OF THE COMPARATIVE INDEX
The Russell 2000 Index is an unmanaged index composed of the 2000 smallest stocks in the Russell 3000, a market value weighted index of the 3,000 largest U.S. publicly traded companies.

UAM FUNDS                            FMA SMALL COMPANY PORTFOLIO
                                     OCTOBER 31, 1998
-------------------------------------------------------------------------------

     -----------------------------------------------------
                  AVERAGE ANNUAL TOTAL RETURN
               FOR PERIOD ENDED OCTOBER 31, 1998**
     -----------------------------------------------------
             INSTITUTIONAL          INSTITUTIONAL SERVICE
             CLASS SHARES                CLASS SHARES
     -----------------------------------------------------
     1 YEAR  5 YEAR   SINCE 7/31/91* 1 YEAR  SINCE 8/1/97*
     -----------------------------------------------------
     (2.10)%  15.18%     15.83%      (2.49)%    6.55%
     -----------------------------------------------------

                       [PERFORMANCE GRAPH APPEARS HERE]



         DATE        FMA SMALL COMPANY PORTFOLIO***+       S&P 500 INDEX+
         ----        -------------------------------       --------------
        7/31/91*                 25,000                        25,000
        10/31/91                 26,427                        25,500
        10/31/92                 26,036                        28,038
        10/31/93                 35,839                        32,218
        10/31/94                 37,466                        33,461
        10/31/95                 42,550                        42,298
        10/31/96                 52,128                        52,483
        10/31/97                 74,194                        69,330
        10/31/98                 72,636                        84,590


Past performance is not predictive of future performance. Your investment return and principal value will fluctuate. When shares are redeemed, they may be worth more or less than the original cost.

  * Commencement of Operations.
 ** Total return of the Portfolio reflects fees waived and expenses assumed by Affiliates. Without such waiver of fees and expenses assumed, total return would be lower.
*** The graph presents the performance of the Institutional Class shares which have been in existence since the Portfolio's inception. The performance of the Institutional Service Class shares will vary based upon the different inception date and fees assessed to that Class.
  + The comparative index is not adjusted to reflect expenses or other fees that the SEC requires to be reflected in the Portfolio's performance. The fees, if reflected, would reduce the performance quoted. The Portfolio's performance assumes the reinvestment of all dividends and distributions. The comparative index has been adjusted to reflect reinvestment of dividends on securities in the index.

                      DEFINITION OF THE COMPARATIVE INDEX

The S&P 500 Index is an unmanaged index composed of 400 industrial, 40 financial, 40 utilities and 20 transportation stocks.

Please note that one cannot invest in an unmanaged index.

UAM FUNDS                            FMA SMALL COMPANY PORTFOLIO
                                     OCTOBER 31, 1998
--------------------------------------------------------------------------------

PORTFOLIO OF INVESTMENTS
COMMON STOCKS - 88.4%

                                                           SHARES     VALUE+
                                                           ------- ------------
AGRICULTURE - 0.5%
 Delta & Pine Land Co.....................................  34,200 $  1,141,425
                                                                   ------------
AUTOMOTIVE - 1.9%
 Borg-Warner Automotive, Inc..............................  88,500    4,148,438
                                                                   ------------
BANKS - 15.6%
 Century South Banks, Inc.................................  74,500    1,974,250
 Community First Bankshares, Inc.......................... 208,300    4,139,962
 *Fidelity National Corp.................................. 143,700    1,454,963
 First Midwest Bancorp, Inc...............................  94,700    3,882,700
 InterWest Bancorp, Inc................................... 123,600    3,244,500
 National Commerce Bancorp................................ 198,640    3,525,860
 Premier Bancshares, Inc.................................. 130,750    2,876,500
 UMB Financial Corp.......................................  94,815    4,325,934
 United Bankshares, Inc................................... 223,700    5,983,975
 Webster Financial Corp...................................  84,500    2,070,250
                                                                   ------------
                                                                     33,478,894
                                                                   ------------
BEVERAGES, FOOD & TOBACCO - 10.3%
 *Aurora Foods, Inc.......................................  22,400      392,000
 *Canandaigua Brands, Inc., Class A....................... 116,850    5,857,106
 Earthgrains Co........................................... 172,500    5,175,000
 Lance, Inc............................................... 265,160    4,971,750
 Smucker (J.M.) Co., Class B.............................. 264,836    5,545,004
                                                                   ------------
                                                                     21,940,860
                                                                   ------------
BROADCASTING & PUBLISHING - 2.0%
 Meredith Corp............................................ 116,474    4,309,538
                                                                   ------------
BUILDING MATERIALS - 4.7%
 *Giant Cement Holding, Inc...............................  77,700    1,621,988
 Lone Star Industries, Inc................................  43,500    3,064,031
 *Nortek, Inc............................................. 200,156    5,416,722
                                                                   ------------
                                                                     10,102,741
                                                                   ------------
CONSTRUCTION - 4.4%
 Centex Construction Products, Inc........................  76,200    2,562,225
 Granite Construction, Inc................................ 208,500    6,945,656
                                                                   ------------
                                                                      9,507,881
                                                                   ------------

The accompanying notes are an integral part of the financial statements.

UAM FUNDS                            FMA SMALL COMPANY PORTFOLIO
                                     OCTOBER 31, 1998
--------------------------------------------------------------------------------

COMMON STOCKS - CONTINUED

                                                            SHARES     VALUE+
                                                            ------- ------------
ENERGY - 2.7%
 *Offshore Logistics, Inc..................................  62,600 $    935,087
 *Santa Fe Energy Resources, Inc........................... 426,173    3,462,656
 *Veritas DGC, Inc.........................................  73,200    1,363,350
                                                                    ------------
                                                                       5,761,093
                                                                    ------------
FINANCIAL SERVICES - 2.8%
 Investors Financial Services Corp......................... 117,024    6,085,248
                                                                    ------------
HEALTH CARE - 7.9%
 *IDEXX Laboratories, Inc.................................. 294,800    6,725,125
 *Sierra Health Services, Inc.............................. 224,225    5,227,245
 *Universal Health Services, Inc., Class B.................  97,390    4,997,324
                                                                    ------------
                                                                      16,949,694
                                                                    ------------
INDUSTRIAL - 5.4%
 AMETEK, Inc............................................... 221,000    4,682,438
 Applied Power, Inc., Class A.............................. 164,640    4,537,890
 *Walter Industries, Inc................................... 164,750    2,306,500
                                                                    ------------
                                                                      11,526,828
                                                                    ------------
INSURANCE - 2.5%
 Protective Life Corp......................................  53,948    1,999,448
 *Triad Guaranty, Inc...................................... 162,300    3,428,587
                                                                    ------------
                                                                       5,428,035
                                                                    ------------
LODGING & RESTAURANTS - 5.4%
 Bob Evans Farm, Inc....................................... 184,510    3,621,009
 *Brinker International, Inc............................... 326,111    7,887,810
                                                                    ------------
                                                                      11,508,819
                                                                    ------------
MEDICAL SUPPLIES DISTRIBUTION - 4.2%
 Owens & Minor, Inc., Holding Company...................... 564,950    8,968,581
                                                                    ------------
REAL ESTATE INVESTMENT TRUSTS - 2.2%
 Nationwide Health Properties, Inc......................... 200,270    4,618,727
                                                                    ------------
RETAIL - 3.0%
 *Dominick's Supermarkets, Inc.............................  96,810    4,725,538
 *Hartmarx Corp............................................ 315,300    1,596,206
                                                                    ------------
                                                                       6,321,744
                                                                    ------------

The accompanying notes are an integral part of the financial statements.

UAM FUNDS                            FMA SMALL COMPANY PORTFOLIO
                                     OCTOBER 31, 1998
-------------------------------------------------------------------------------

COMMON STOCKS - CONTINUED

                                                         SHARES       VALUE+
                                                       ----------- ------------
 SAVINGS & LOANS - 2.1%
  First Financial Holdings, Inc.......................     110,800 $  2,119,050
  Reliance Bancorp, Inc...............................      95,400    2,361,150
                                                                   ------------
                                                                      4,480,200
                                                                   ------------
 TECHNOLOGY - 3.7%
  *MAPICS, Inc........................................     236,600    4,465,825
  National Computer Systems, Inc......................     119,700    3,351,600
                                                                   ------------
                                                                      7,817,425
                                                                   ------------
 TRANSPORTATION - 3.9%
  *Aviation Sales Co..................................     151,500    5,037,375
  Werner Enterprises, Inc.............................     181,312    3,263,616
                                                                   ------------
                                                                      8,300,991
                                                                   ------------
 UTILITIES - 3.2%
  CILCORP, Inc........................................     131,700    6,782,550
                                                                   ------------
  TOTAL COMMON STOCKS (Cost $198,633,862).............              189,179,712
                                                                   ------------

 SHORT-TERM INVESTMENT - 10.4%
                                                          FACE
                                                         AMOUNT
                                                       -----------
 REPURCHASE AGREEMENT - 10.4%
  Chase Securities, Inc. 4.90%, dated 10/30/98, due
   11/02/98, to be repurchased at $22,283,095,
   collateralized by $21,434,834 of various U.S.
   Treasury Notes, 5.375%-6.875% due 5/31/99-2/15/04,
   valued at $27,274,298 (Cost $22,274,000)........... $22,274,000   22,274,000
                                                                   ------------
  TOTAL INVESTMENTS - 98.8% (Cost $220,907,862)(a)................  211,453,712
                                                                   ------------
  OTHER ASSETS AND LIABILITIES (NET) - 1.2%.......................    2,500,132
                                                                   ------------
  NET ASSETS - 100%............................................... $213,953,844
                                                                   ============

  + See Note A to Financial Statements.
  * Non-Income Producing Security
(a) The cost for federal income tax purposes was $220,907,862. At October 31, 1998, net unrealized depreciation for all securities based on tax cost was $9,454,150. This consisted of aggregate gross unrealized appreciation for all securities of $11,561,362 and aggregate gross unrealized depreciation for all securities of $21,015,512.
The accompanying notes are an integral part of the financial statements.

UAM FUNDS                            FMA SMALL COMPANY PORTFOLIO
                                     OCTOBER 31,1998
--------------------------------------------------------------------------------
STATEMENT OF ASSETS AND LIABILITIES

ASSETS
Investments, at Cost............................................ $220,907,862
                                                                 ============
Investments, at Value (Including Repurchase Agreement of
 $22,274,000)................................................... $211,453,712
Cash............................................................          279
Receivable for Investments Sold.................................    1,086,266
Receivable for Portfolio Shares Sold............................    2,367,717
Dividends Receivable............................................      101,487
Interest Receivable.............................................        6,063
Other Assets....................................................        4,180
                                                                 ------------
 Total Assets...................................................  215,019,704
                                                                 ------------
LIABILITIES
Payable for Investments Purchased...............................      583,531
Payable for Portfolio Shares Redeemed...........................      291,635
Payable for Investment Advisory Fees--Note B....................       76,251
Payable for Administrative Fees--Note C.........................       29,721
Payable for Custodian Fees--Note D..............................        5,835
Payable for Distribution Fees--Note E...........................          197
Payable for Directors' Fees--Note G.............................          773
Other Liabilities...............................................       77,917
                                                                 ------------
 Total Liabilities..............................................    1,065,860
                                                                 ------------
NET ASSETS...................................................... $213,953,844
                                                                 ============
NET ASSETS CONSIST OF:
Paid in Capital................................................. $224,671,314
Undistributed Net Investment Income.............................      168,416
Accumulated Net Realized Loss...................................   (1,431,736)
Unrealized Depreciation.........................................   (9,454,150)
                                                                 ------------
NET ASSETS...................................................... $213,953,844
                                                                 ============
INSTITUTIONAL CLASS SHARES:
NET ASSETS...................................................... $213,491,193
Shares Issued and Outstanding ($0.001 par value) (Authorized
 25,000,000)....................................................   14,704,881
NET ASSET VALUE, Offering and Redemption Price Per Share........ $      14.52
                                                                 ============
INSTITUTIONAL SERVICE CLASS SHARES:
NET ASSETS...................................................... $    462,651
Shares Issued and Outstanding ($0.001 par value) (Authorized
 10,000,000)....................................................       31,875
NET ASSET VALUE, Offering and Redemption Price Per Share........ $      14.51
                                                                 ============

The accompanying notes are an integral part of the financial statements.

UAM FUNDS                            FMA SMALL COMPANY PORTFOLIO
                                     FOR THE YEAR ENDED
                                     OCTOBER 31, 1998
--------------------------------------------------------------------------------

STATEMENT OF OPERATIONS

INVESTMENT INCOME
Dividends........................................................ $  1,587,222
Interest.........................................................      786,194
                                                                  ------------
 Total Income....................................................    2,373,416
                                                                  ------------
EXPENSES
Investment Advisory Fees--Note B.................................    1,075,689
Administrative Fees--Note C......................................      207,595
Shareholder Servicing Fees.......................................      126,989
Registration and Filing Fees.....................................       85,939
Printing Fees....................................................       25,471
Custodian Fees--Note D...........................................       20,254
Distribution and Service Plan Fees--Note E:
 Institutional Service Class.....................................       13,949
Account Services Fees--Note F....................................        4,006
Directors' Fees--Note G..........................................        3,884
Other Expenses...................................................       43,559
Account Services Fees Waived--Note F.............................       (4,006)
Investment Advisory Fees Waived--Note B..........................     (110,455)
                                                                  ------------
 Net Expenses Before Expense Offset..............................    1,492,874
Expense Offset--Note A...........................................       (1,879)
                                                                  ------------
 Net Expenses After Expense Offset...............................    1,490,995
                                                                  ------------
NET INVESTMENT INCOME............................................      882,421
                                                                  ------------
NET REALIZED LOSS ON INVESTMENTS.................................   (1,429,412)
NET CHANGE IN UNREALIZED APPRECIATION/DEPRECIATION ON
 INVESTMENTS.....................................................  (16,941,108)
                                                                  ------------
NET LOSS ON INVESTMENTS..........................................  (18,370,520)
                                                                  ------------
NET DECREASE IN NET ASSETS RESULTING FROM OPERATIONS............. $(17,488,099)
                                                                  ============

The accompanying notes are an integral part of the financial statements.

UAM FUNDS                                            FMA SMALL COMPANY PORTFOLIO

--------------------------------------------------------------------------------

 STATEMENT OF CHANGES IN NET ASSETS

                                                         YEAR          YEAR
                                                         ENDED         ENDED
                                                      OCTOBER 31,   OCTOBER 31,
                                                         1998          1997
                                                     -------------  -----------
 INCREASE (DECREASE) IN NET ASSETS
 OPERATIONS:
  Net Investment Income............................  $     882,421  $   152,719
  Net Realized Gain (Loss).........................     (1,429,412)   5,652,960
  Net Change in Unrealized
   Appreciation/Depreciation.......................    (16,941,108)   4,904,778
                                                     -------------  -----------
  Net Increase (Decrease) in Net Assets Resulting
   from Operations.................................    (17,488,099)  10,710,457
                                                     -------------  -----------
 DISTRIBUTIONS:
 Net Investment Income:
  Institutional Class..............................       (734,739)    (239,184)
  Institutional Service Class*.....................         (3,012)      (2,725)
 Net Realized Gain:
  Institutional Class..............................     (5,194,461)  (3,781,382)
  Institutional Service Class*.....................       (458,826)         --
                                                     -------------  -----------
  Total Distributions..............................     (6,391,038)  (4,023,291)
                                                     -------------  -----------
 CAPITAL SHARE TRANSACTIONS--NOTE J:
 Institutional Class:
  Issued...........................................    307,875,138   22,664,617
  In Lieu of Cash Distributions....................      5,676,436    4,004,151
  Redeemed.........................................   (121,405,023)  (8,799,304)
                                                     -------------  -----------
  Net Increase from Institutional Class Shares.....    192,146,551   17,869,464
                                                     -------------  -----------
 Institutional Service Class:*
  Issued...........................................        540,187    4,074,384
  In Lieu of Cash Distributions....................        461,838        2,724
  Redeemed.........................................     (4,689,699)    (212,783)
                                                     -------------  -----------
  Net Increase (Decrease) from Institutional
   Service Class Shares............................     (3,687,674)   3,864,325
                                                     -------------  -----------
  Net Increase from Capital Share Transactions.....    188,458,877   21,733,789
                                                     -------------  -----------
  Total Increase...................................    164,579,740   28,420,955
 Net Assets:
  Beginning of Period..............................     49,374,104   20,953,149
                                                     -------------  -----------
  End of Period (including undistributed net
   investment income of $168,416 and $23,746,
   respectively)...................................  $ 213,953,844  $49,374,104
                                                     =============  ===========

* Initial offering of Institutional Service Class Shares began on August 1,
  1997.


The accompanying notes are an integral part of the financial statements.

UAM FUNDS                                           FMA SMALL COMPANY PORTFOLIO
-------------------------------------------------------------------------------

 FINANCIAL HIGHLIGHTS

                                               SELECTED PER SHARE DATA & RATIOS
                                 FOR A SHARE OUTSTANDING THROUGHOUT EACH PERIOD

                                       INSTITUTIONAL CLASS SHARES
                              --------------------------------------------------
                                      YEARS ENDED OCTOBER 31,
                              ---------------------------------------------
                                1998      1997     1996     1995     1994
                              --------   -------  -------  -------  -------
NET ASSET VALUE, BEGINNING
 OF PERIOD..................  $  16.60   $ 14.11  $ 13.19  $ 12.13  $ 14.24
                              --------   -------  -------  -------  -------
INCOME FROM INVESTMENT
 OPERATIONS
 Net Investment Income......      0.07      0.06     0.09     0.08     0.01
 Net Realized and Unrealized
  Gain (Loss)...............     (0.31)     4.97     2.46     1.47     0.50
                              --------   -------  -------  -------  -------
 Total From Investment
  Operations................     (0.24)     5.03     2.55     1.55     0.51
                              --------   -------  -------  -------  -------
DISTRIBUTIONS:
 Net Investment Income......     (0.07)    (0.13)   (0.09)   (0.08)     --
 Net Realized Gain..........     (1.77)    (2.41)   (1.60)   (0.41)   (2.62)
                              --------   -------  -------  -------  -------
 Total Distributions........     (1.84)    (2.54)   (1.69)   (0.49)   (2.62)
                              --------   -------  -------  -------  -------
CAPITAL CONTRIBUTION........       --        --      0.06      --       --
                              --------   -------  -------  -------  -------
NET ASSET VALUE, END OF
 PERIOD.....................  $  14.52   $ 16.60  $ 14.11  $ 13.19  $ 12.13
                              ========   =======  =======  =======  =======
TOTAL RETURN+...............     (2.10)%   42.33%   22.51%   13.57%    4.54%
                              ========   =======  =======  =======  =======
RATIOS AND SUPPLEMENTAL DATA
Net Assets, End of Period
 (Thousands)................  $213,491   $45,060  $20,953  $20,847  $19,561
Ratio of Expenses to Average
 Net Assets.................      1.03%     1.03%    1.03%    1.03%    1.03%
Ratio of Net Investment
 Income to Average Net
 Assets.....................      0.62%     0.50%    0.75%    0.66%    0.06%
Portfolio Turnover Rate.....        39%       86%     106%     170%     121%
Ratio of Voluntarily Waived
 Fees and Expenses Assumed
 by Affiliates to Average
 Net Assets.................      0.08%     0.29%    0.48%    0.32%    0.29%
Ratio of Expenses to Average
 Net Assets Including
 Expense Offsets............      1.03%     1.03%    1.03%    1.03%     N/A

 + Total return would have been lower had certain fees not been waived and expenses assumed by Affiliates.


The accompanying notes are an integral part of the financial statements.

UAM FUNDS                                           FMA SMALL COMPANY PORTFOLIO
-------------------------------------------------------------------------------
FINANCIAL HIGHLIGHTS

                                               SELECTED PER SHARE DATA & RATIOS
                                 FOR A SHARE OUTSTANDING THROUGHOUT EACH PERIOD

                                                         INSTITUTIONAL SERVICE
                                                             CLASS SHARES
                                                        -----------------------
                                                           YEAR      AUGUST 1,
                                                           ENDED    1997*** TO
                                                        OCTOBER 31, OCTOBER 31,
                                                           1998        1997
                                                        ----------- -----------
NET ASSET VALUE, BEGINNING OF PERIOD..................    $16.59      $14.95
                                                          ------      ------
INCOME FROM INVESTMENT OPERATIONS
 Net Investment Income................................      0.16        0.01
 Net Realized and Unrealized Gain (Loss)..............     (0.46)       1.64
                                                          ------      ------
 Total From Investment Operations.....................     (0.30)       1.65
                                                          ------      ------
DISTRIBUTIONS:
 Net Investment Income................................     (0.01)      (0.01)
 Net Realized Gain....................................     (1.77)        --
                                                          ------      ------
 Total Distributions..................................     (1.78)      (0.01)
                                                          ------      ------
NET ASSET VALUE, END OF PERIOD........................    $14.51      $16.59
                                                          ======      ======
TOTAL RETURN+.........................................     (2.49)%     11.04%**
                                                          ======      ======
RATIOS AND SUPPLEMENTAL DATA
Net Assets, End of Period (Thousands).................    $  463      $4,314
Ratio of Expenses to Average Net Assets...............      1.43%       1.43%*
Ratio of Net Investment Income to Average Net Assets..      0.23%       0.24%*
Portfolio Turnover Rate...............................        39%        100%
Ratio of Voluntarily Waived Fees and Expenses Assumed
 by Affiliates to Average Net Assets..................      0.08%       0.21%*
Ratio of Expenses to Average Net Assets Including
 Expense Offsets......................................      1.43%       1.43%*

  * Annualized
 ** Not Annualized
*** Initial offering of Institutional Service Class Shares
  + Total return would have been lower had certain fees not been waived and expenses assumed by Affiliates.
The accompanying notes are an integral part of the financial statements.

UAM FUNDS                                           FMA SMALL COMPANY PORTFOLIO
-------------------------------------------------------------------------------
 NOTES TO FINANCIAL STATEMENTS

  UAM Funds, Inc. and UAM Funds Trust (collectively the "UAM Funds") are registered under the Investment Company Act of 1940, as amended. The FMA Small Company Portfolio (the "Portfolio"), a portfolio of UAM Funds, Inc., is a diversified, open-end management investment company. At October 31, 1998, the UAM Funds were comprised of forty-six active portfolios. The financial statements of the remaining portfolios are presented separately. The Portfolio is authorized to offer two separate classes of shares--Institutional Class Shares and Institutional Service Class Shares. Both classes of shares have identical voting rights (except Institutional Service Class shareholders have exclusive voting rights with respect to matters relating to distribution and shareholder servicing of such shares), dividend, liquidation and other rights. The objective of the Portfolio is to provide maximum, long-term total return consistent with reasonable risk to principal by investing primarily in common stocks of smaller companies in terms of revenues and/or market capitalization.

  A. SIGNIFICANT ACCOUNTING POLICIES: The following significant accounting policies are in conformity with generally accepted accounting principles. Such policies are consistently followed by the Portfolio in the preparation of its financial statements. Generally accepted accounting principles may require management to make estimates and assumptions that affect the reported amounts and disclosures in the financial statements. Actual results may differ from those estimates.

    1. SECURITY VALUATION: Investments for which market quotations are readily available are stated at market value, which is determined using the last reported sale price from the exchange where the security is primarily traded. If no sales are reported, as in the case of some securities traded over-the-counter, the market value is determined using the last reported bid price. Short-term investments that have remaining maturities of sixty days or less at time of purchase are valued at amortized cost, if it approximates market value. The value of other assets and securities for which no quotations are readily available are stated at fair value following procedures approved by the Board of Directors.

    2. FEDERAL INCOME TAXES: It is the Portfolio's intention to qualify as a regulated investment company under Subchapter M of the Internal Revenue Code and to distribute all of its taxable income. Accordingly, no provision for Federal income taxes is required in the financial statements.

    3. REPURCHASE AGREEMENTS: In connection with transactions involving repurchase agreements, the Portfolio's custodian bank takes

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UAM FUNDS                                           FMA SMALL COMPANY PORTFOLIO

-------------------------------------------------------------------------------

  possession of the underlying securities ("collateral"), the value of which exceeds the principal amount of the repurchase transaction, including accrued interest. To the extent that any repurchase transaction exceeds one business day, the value of the collateral is monitored on a daily basis to determine the adequacy of the collateral. In the event of default on the obligation to repurchase, the Portfolio has the right to liquidate the collateral and apply the proceeds in satisfaction of the obligation. In the event of default or bankruptcy by the counterparty to the agreement, realization and/or retention of the collateral or proceeds may be subject to legal proceedings.

    Pursuant to an Exemptive Order issued by the Securities and Exchange Commission, the UAM Funds may transfer their daily uninvested cash balances into a joint trading account which invests in one or more repurchase agreement. This joint repurchase agreement is covered by the same collateral requirements as discussed above.

    4. DISTRIBUTIONS TO SHAREHOLDERS: The Portfolio will normally distribute substantially all of its net investment income quarterly. Any realized net capital gains will be distributed annually. All distributions are recorded on ex-dividend date.

    The amount and character of income and capital gain distributions to be paid are determined in accordance with Federal income tax regulations which may differ from generally accepted accounting principles. These differences are primarily due to differing book and tax treatments for the timing of the recognition of gains or losses on investments.

    Permanent book and tax basis differences relating to shareholder distributions may result in reclassifications to undistributed net investment income (loss) accumulated net realized gain (loss) and paid in capital.

    Permanent book-tax differences, if any, are not included in ending undistributed net investment income (loss) for the purpose of calculating net investment income (loss) per share in the financial highlights.

    5. OTHER: Security transactions are accounted for on trade date, the date the trade was executed. Costs used in determining realized gains and losses on the sale of investment securities are based on the specific identification method. Dividend income is recorded on the ex-dividend date. Interest income is recognized on the accrual basis. Most expenses of the UAM Funds can be directly attributed to a particular portfolio. Expenses which cannot be directly attributed are apportioned among the portfolios of the UAM Funds based on their relative net assets. Income, expenses (other than class

UAM FUNDS                                           FMA SMALL COMPANY PORTFOLIO

-------------------------------------------------------------------------------

  specific expenses) and realized and unrealized gains or losses are allocated to each class of shares based upon their relative net assets. Discounts and premiums on securities purchased are amortized using the effective yield basis over their respective lives. Custodian fees for the Portfolio are shown gross of expense offsets, if any, for custodian balance credits.

  B. ADVISORY SERVICES: Under the terms of an investment advisory agreement, Fiduciary Management Associates, Inc. (the "Adviser"), a wholly-owned subsidiary of United Asset Management Corporation ("UAM"), provides investment advisory services to the Portfolio at a fee calculated at an annual rate of 0.75% of average daily net assets for the month. The Adviser has voluntarily agreed to waive a portion of its advisory fees and to assume expenses, if necessary, in order to keep the Portfolio's total annual operating expenses, after the effect of expense offset arrangements, from exceeding 1.03% of average daily net assets for the Portfolio's Institutional Class Shares and 1.43% of the average daily net assets for the Portfolio's Institutional Service Class Shares.

  C. ADMINISTRATIVE SERVICES: UAM Funds Services, Inc. (the "Administrator"), a wholly-owned subsidiary of UAM, provides and oversees administrative, fund accounting, dividend disbursing, shareholder servicing and transfer agent services to the UAM Funds under a Fund Administration Agreement (the "Agreement"). The Administrator has entered into a Mutual Funds Service Agreement (the "Mutual Funds Service Agreement") with Chase Global Funds Services Company ("CGFSC"), a corporate affiliate of The Chase Manhattan Bank, under which CGFSC provides certain services including, but not limited to, administrative, fund accounting, dividend disbursing, shareholder servicing and transfer agent services.

  Pursuant to the Agreement, the Portfolio pays the Administrator a two part monthly fee:

  --a Portfolio-specific monthly fee of 0.04% per annum of the average daily net assets of the Portfolio which is retained by the Administrator.

  --a sub-administration fee (the "Sub-Administration Fee") which the Administrator in turn pays to CGFSC on a monthly basis, calculated as 0.19% of the first $200 million of the combined aggregate net assets of the UAM Funds; plus 0.11% of the next $800 million of the combined aggregate net assets of the UAM Funds; plus 0.07% of the next $2 billion of the combined aggregate net assets of the UAM Funds; plus 0.05% of the combined aggregate net assets of the UAM Funds in excess of $3 billion. The Sub-Administration Fee is allocated among the portfolios of the UAM

UAM FUNDS                                           FMA SMALL COMPANY PORTFOLIO

-------------------------------------------------------------------------------

    Funds on the basis of their relative net assets and is subject to a graduated minimum fee schedule per portfolio which rises from $2,000 per month, upon inception of a portfolio, to $70,000 annually after two years. For portfolios with more than one class of shares, the minimum annual fee increases to $90,000 over the same period.

  Effective October 23, 1998, the Mutual Funds Service Agreement with CGFSC was revised to exclude dividend disbursing, shareholder servicing and transfer agent services. Pursuant to the revised Mutual Funds Service Agreement, the Sub-Administration Fee paid by the Portfolio to the Administrator and in turn paid to CGFSC is calculated as a base fee per Portfolio of $52,500 annually plus $7,500 annually for each additional class of shares; plus 0.039% of the net assets of the Portfolio. Certain portfolios which commenced operations after October 1, 1997 have a base fee of $39,500 for a period of twelve months, which increases to $52,500 annually once the twelve months have expired.

  For the year ended October 31, 1998, UAM Funds Services, Inc. earned $207,595 from the Portfolio as Administrator of which $144,755 was paid to CGFSC for its services as Sub-Administrator.

  Also, effective October 23, 1998, dividend disbursing and transfer agent services were sub-contracted to DST Systems, Inc. and shareholder servicing has been sub-contracted to UAM Shareholder Service Center, Inc., an affiliate of UAM. The portfolios pay dividend disbursing, transfer agent and shareholder servicing fees to the Administrator who in turn pays them to DST Systems, Inc. and UAM Shareholder Services Center, Inc., as appropriate. For the year ended October 31, 1998, the Portfolio incurred $1,534 in shareholder servicing fees with UAM Shareholder Service Center, Inc. This fee is based on the number of classes of shares and shareholder accounts.

  D. CUSTODIAN: The Chase Manhattan Bank is custodian for the Portfolio's assets and the assets are held in accordance with the custodian agreement.

  E. DISTRIBUTION SERVICES: UAM Fund Distributors, Inc. (the "Distributor"), a wholly-owned subsidiary of UAM, distributes the shares of the Portfolio. The Portfolio has adopted Distribution and Service Plans (the "Plans") on behalf of the Service Class Shares pursuant to Rule 12b-1 under the Investment Company Act of 1940. Under the Plans, the Portfolio may not incur distribution and service fees which exceed an annual rate of 0.75% of the Portfolio's net assets, however, the Board has currently limited aggregate payments under the Plans to

UAM FUNDS                                           FMA SMALL COMPANY PORTFOLIO

-------------------------------------------------------------------------------

0.50% per annum of the Portfolio's net assets. The Portfolio's Institutional Service Class Shares are currently making payments for distribution fees at 0.15% of average daily net assets.

  In addition, the Portfolio pays service fees at an annual rate of 0.25% of the average daily net asset value of Service Class Shares owned by clients of the Service Agents.

  F. ACCOUNT SERVICES: The UAM Funds have entered into an Account Services Agreement (the "Services Agreement") with UAM Retirement Plan Services, Inc. (the "Service Provider"), a wholly-owned subsidiary of UAM. Under the Services Agreement, the Service Provider agrees to perform certain services for participants in a self-directed, defined contribution plan, and for whom the Service Provider provides participant record keeping. Pursuant to the Services Agreement, the Service Provider is entitled to receive, after the end of each month, a fee at the annual rate of 0.15% of the average aggregate daily net asset value of shares of the UAM Funds in the accounts for which they provide services. The Service Provider has voluntarily agreed to waive its fees in order to keep the Portfolio's total annual operating expenses, after the effect of expense offset arrangements, from exceeding 1.03% and 1.43% of average daily net assets for the month for the Institutional Class Shares and Institutional Service Class Shares, respectively.

  G. DIRECTORS' FEES: Each Director, who is not an officer or affiliated person, receives $2,000 per meeting attended plus reimbursement of expenses incurred in attending Board meetings, which is allocated proportionally among the active portfolios of UAM Funds, plus a quarterly retainer of $150 for each active portfolio of the UAM Funds.

  H. PURCHASES AND SALES: For the year ended October 31, 1998, the Portfolio made purchases of $213,246,545 and sales of $50,224,625 of investment securities other than long-term U.S. Government and short-term securities. There were no purchases or sales of long-term U.S. Government securities.

  I. LINE OF CREDIT: The Portfolio, along with certain other portfolios of UAM Funds, collectively entered into an agreement which enables them to participate in a $100 million unsecured line of credit with several banks. Borrowings will be made solely to temporarily finance the repurchase of Capital shares. Interest is charged to each participating portfolio based on its borrowings at a rate per annum equal to the Federal Funds rate plus 0.50%. In addition, a

UAM FUNDS                                           FMA SMALL COMPANY PORTFOLIO

-------------------------------------------------------------------------------

commitment fee of 0.08% per annum, payable at the end of each calendar quarter, is accrued by each participating portfolio based on its average daily unused portion of the line of credit. During the year ended October 31, 1998, the Portfolio had no borrowings under the agreement.

  J. OTHER: At October 31, 1998, 43% and 93% of total shares outstanding were held by 1 and 2 shareholders of Institutional Class Shares and Institutional Service Class Shares, respectively, owning 10% or greater of the aggregate total shares outstanding.

  At October 31, 1998, the Portfolio had available a capital loss carryover for Federal income tax purposes of approximately $1,429,412 which will expire on October 31, 2006.

  K. CAPITAL SHARE TRANSACTIONS: Transactions in capital shares for the Portfolio, by class, were as follows:

                                                         INSTITUTIONAL SERVICE
                         INSTITUTIONAL CLASS SHARES          CLASS SHARES
                         ---------------------------- ---------------------------
                                                      YEAR ENDED  AUGUST 1, 1997*
                          YEARS ENDED OCTOBER 31,     OCTOBER 31, TO OCTOBER 31,
                         ---------------------------- ----------- ---------------
                             1998           1997         1998          1997
                         -------------  ------------- ----------- ---------------
Shares Issued...........    19,559,739     1,477,037     37,114       272,439
In Lieu of Cash
  Distributions.........       368,405       329,704     29,875           162
Shares Redeemed.........    (7,937,299)     (577,834)  (295,072)      (12,643)
                         -------------  ------------   --------       -------
Net Increase (Decrease)
  from Capital Share
  Transactions..........    11,990,845     1,228,907   (228,083)      259,958
                         =============  ============   ========       =======

-----------
*   Initial Offering of Institutional Service Class Shares

  L. SUBSEQUENT EVENTS: UAM Retirement Plan Services, Inc. will no longer provide services pursuant to the Account Services Agreement, effective at the close of business on December 31, 1998.

UAM FUNDS                                           FMA SMALL COMPANY PORTFOLIO

-------------------------------------------------------------------------------

 REPORT OF INDEPENDENT ACCOUNTANTS

To the Board of Directors of
UAM Funds, Inc. and the Shareholders of
FMA Small Company Portfolio

  In our opinion, the accompanying statement of assets and liabilities, including the portfolio of investments, and the related statements of operations and of changes in net assets and the financial highlights present fairly, in all material respects, the financial position of FMA Small Company Portfolio (the "Portfolio"), a Portfolio of the UAM Funds, Inc., at October 31, 1998, and the results of its operations, the changes in its net assets and the financial highlights for the periods indicated, in conformity with generally accepted accounting principles. These financial statements and financial highlights (hereafter referred to as "financial statements") are the responsibility of the Portfolio's management; our responsibility is to express an opinion on these financial statements based on our audits. We conducted our audits of these financial statements in accordance with generally accepted auditing standards which require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements, assessing the accounting principles used and significant estimates made by management, and evaluating the overall financial statement presentation. We believe that our audits, which included confirmation of securities at October 31, 1998 by correspondence with the custodian, provide a reasonable basis for the opinion expressed above.

PricewaterhouseCoopers LLP
Boston, Massachusetts
December 11, 1998

FEDERAL INCOME TAX INFORMATION: (UNAUDITED)

  The FMA Small Company Portfolio hereby designates $1,362,219 as a long-term capital gain dividend at the 28% tax bracket and $2,310,481 at the 20% tax bracket for the purpose of the dividend paid deduction on the Portfolio's income tax return.

  For the year ended October 31, 1998, the percentage of dividends that qualify for the 70% dividend received deduction for corporate shareholders was 37.3%.

UAM FUNDS                                            FMA SMALL COMPANY PORTFOLIO

--------------------------------------------------------------------------------

OFFICERS AND DIRECTORS

Norton H. Reamer                          William H. Park
Director, President and Chairman          Vice President


John T. Bennett, Jr.                      Michael E. DeFao
Director                                  Secretary


Nancy J. Dunn                             Gary L. French
Director                                  Treasurer


Philip D. English                         Robert R. Flaherty
Director                                  Assistant Treasurer


William A. Humenuk                        Michael J. Leary
Director                                  Assistant Treasurer


Peter M. Whitman, Jr.                     Michelle Azrialy
Director                                  Assistant Secretary

--------------------------------------------------------------------------------
UAM FUNDS
P.O. Box 419081
Kansas City, MO 64141-6081
(toll free)
1-877-UAM-LINK(826-5465)

INVESTMENT ADVISER
Fiduciary Management Associates, Inc.
55 West Monroe Street, Suite 2550
Chicago, IL 60603-5093

DISTRIBUTOR
UAM Fund Distributors, Inc.
211 Congress Street
Boston, MA 02110


                                         This report has been prepared for
                                         shareholders and may be distributed
                                         to others only if preceded or
                                         accompanied by a current prospectus.